CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 418.1	$ 531.5
Restricted cash	10.1	11.4
Accounts receivable and other assets	318.2	214.5
Current income tax recoverable	8.5	10.2
Inventories	1,072.2	1,151.3
Unrealized fair value of derivative assets	25.5	30.0
Current assets	1,852.6	1,948.9
Non-current assets
Property, plant and equipment	7,741.4	7,617.7
Goodwill		158.8
Long-term investments	116.9	98.2
Other long-term assets	680.9	598.0
Deferred tax assets	4.6	6.5
Total assets	10,396.4	10,428.1
Current liabilities
Accounts payable and accrued liabilities	550.0	492.7
Current income tax payable	89.4	95.0
Current portion of long-term debt and credit facilities	36.0	40.0
Current portion of provisions	50.8	90.0
Other current liabilities	25.3	23.7
Current liabilities	751.5	741.4
Non-current liabilities
Long-term debt and credit facilities	2,556.9	1,589.9
Provisions	755.9	847.9
Long-term lease liabilities	23.1	35.1
Other long-term liabilities	125.3	127.4
Deferred tax liabilities	301.5	436.8
Total liabilities	4,514.2	3,778.5
Equity
Common share capital	4,449.5	4,427.7
Contributed surplus	10,667.5	10,664.4
Accumulated deficit	(9,251.6)	(8,492.4)
Accumulated other comprehensive income (loss)	(41.7)	(18.8)
Total common shareholders' equity	5,823.7	6,580.9
Non-controlling interests	58.5	68.7
Total equity	5,882.2	6,649.6
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 10,396.4	$ 10,428.1
Common shares
Common shares issued (shares)	1,221,891,341	1,244,332,772
Common shares outstanding (shares)	1,221,891,341	1,244,332,772